U.S. SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C.  20549

 FORM 24F-2
 Annual Notice of Securities Sold
 Pursuant to Rule 24f-2
 As Amendened


 1.     Name and address of issuer:
        Smith Barney / Travelers Series Fund Inc.
        125 Broad Street
        New York, NY 10004


 2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of classes): [ X ]


 3.     Investment Company Act File Number:
        811-8372
        Securities Act File Number:
        33-75644


 4.(a)  Last day of fiscal year for which this Form is filed:
        October 31, 2001

 4.(b)  [   ]  Check box if this Form is being filed late
        (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

 4.(c)  [   ]  Check box if this is the last time the issuer
        will be filing this form.


 5.     Calculation of registration fee:

 (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $3,460,640,311


 (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $3,410,066,196


 (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission: $0


 (iv)   Total available redemption credits [add Item 5(ii) and
        (iii): $3,410,066,196


 (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
        [subtract Item 5(iv)from Item 5(i)]: $50,574,115


 (vi)   Redemption credits available for use in future years
        $(0) -if Item 5(I) is less than Item 5(iv)[subtract
        Item 5(iv) from Item 5(i)]: $(0)


 (vii)  Multiplier for determining registration fee by 0.000092


 (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)
        (enter *0* if no fee is due): *$4,652.82 This fee was paid in connection with the filing in Form 24f-2 on January 24, 2002, 4:22pm, Accession number:
        0000091155-2-000009

 6.     Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24E-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares of other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

 7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year: $________


 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7): *$4,652.82
        This fee was paid in connection with the filing in Form 24F-2 on January 24, 2002, 4:22pm, Accession number:
        0000091155-2-000009


 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: CIK# 000919557

        Method of Delivery:

                                    [ X ]    Wire Transfer
                                    [   ]    Mail or other means


 SIGNATURES
 This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)* _____________________________________
                           Marianne Motley - Assistant Treasurer

 Date : January 31, 2002

 *Please print the name and title of the signing officer below the signature.